Note 9 - Other Disclosures - Options Granted (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)
Statement Line Items [Line Items]
Number of options granted	0	0
Number of options exercised	55,696	242,123
(Increase)/decrease in equity (kEUR)	€ (572)	€ 1,447	€ 1,981
Share options1 [member]
Statement Line Items [Line Items]
Number of options granted	1,805,100	1,805,100
Number of options exercised	297,819	242,123
Weighted average fair value at grant date (EUR) (in EUR per share) | € / shares	€ 19.26	€ 19.26
Expense for the period (kEUR)	€ 52	€ 652
(Increase)/decrease in equity (kEUR)	€ 52	€ 652